BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2014	2015	2016
Numerator:
Net income (loss)	$(86)	$366	$16,238

Denominator:
Denominator for basic earnings (loss) per share - weighted average number of ordinary shares, net of treasury stock	42,285,919	40,178,292	35,173,562
Effect of dilutive securities:
Employee stock options, warrants and RSU's	*) -	386,653	605,292

Denominator for diluted earnings (loss) per share - adjusted weighted average number of shares	42,285,919	40,564,945	35,778,854

*)	Antidilutive.